Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Stock-based compensation	$ 401	$ 380
Research credits	8,629	8,848
Depreciation	(52)	(52)
Net operating loss carryforwards	33,033	30,492
Inventory write down	81	82
Other	454	375
Total deferred tax assets	42,399	40,125
Valuation allowance	(42,399)	(40,125)
Net deferred tax assets